CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses (Note 13)
General and administration	$ 3,414	$ 4,692
Exploration and evaluation	1,124	764
Investor relations and marketing communications	1,177	1,634
Corporate development and due diligence	517	505
Write-down of mineral properties (Note 6)	341	4,181
Loss from operational activities	(6,573)	(11,776)
OTHER ITEMS
Foreign exchange loss	(4)	(5)
Other expenses	(78)	(54)
Interest and other income	212	190
Loss before income taxes	(6,443)	(11,645)
Deferred income tax expense (Notes 12, 15)	(516)	0
Net loss for the year	(6,959)	(11,645)
Items that will not be reclassified to net (loss) or income:
Marketable securities fair value gain (loss) (Note 5)	705	(1,680)
Mineral property investments fair value gain (note 7)	981	0
Items that may be reclassified to net (loss) or income:
Currency translation adjustment	(43)	431
Other comprehensive loss	1,643	(1,249)
Total comprehensive loss for the year	$ (5,316)	$ (12,894)
Basic and diluted loss per share	$ (0.01)	$ (0.02)
Weighted average number of shares outstanding - Basic and Diluted	574,872,959	557,470,696